CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES [Abstract]
Convertible Debts
	As of December 31,
	2024	2025
	$	$

2025 Convertible Notes	1,147,984	–
2026 Convertible Notes	1,478,784	1,050,071
	2,626,768	1,050,071

Issuance of Convertible Notes and Terms
The Company issued the following convertible notes and the terms are as follows:

	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes
Issuance date	November 18, 2019	May 22, 2020	September 14, 2021
Maturity date	December 1, 2024	December 1, 2025	September 15, 2026
Principal amount	$1,150,000	$1,150,000	$2,875,000
Interest rate	1.00%	2.375%	0.25%
Initial conversion rate	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS	2.0964 ADSs per $1 principal amount, equivalent to $477.01 per ADS
Agreed conversion date	June 1, 2024	September 1, 2025	June 15, 2026

Carrying Amount of the Liability Components
The following table presents the carrying amount of the convertible notes:

	As of December 31, 2024			As of December 31, 2025
	2025 Convertible Notes	2026 Convertible Notes	Total	2026 Convertible Notes	Total
	$	$	$	$	$

Principal	1,149,500	1,483,880	2,633,380	1,051,568	1,051,568
Less: unamortized issuance cost and debt discount	(1,516)	(5,096)	(6,612)	(1,497)	(1,497)
Net carrying amount	1,147,984	1,478,784	2,626,768	1,050,071	1,050,071

Capped Calls
In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes

Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54